Deferred tax assets and liabilities - Net deferred tax balance (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Offsetting amounts	$ 1,100	$ 1,100
Deferred tax assets	458	421
Deferred tax liabilities	(941)	(724)
Net deferred tax liabilities	$ (483)	$ (303)	$ (354)